Concessions Payable - Summary of Concessions Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	R$ 130,083	R$ 2,933,334
Current	28,797	27,413
Non-current	3,179,771	2,905,921
Lease	3,078,485
Leases and concessions	3,208,568
Concessions Payable [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	48,791	113,689
Concessions Payable [member] | Rumo Malha Sul [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	29,215	65,550
Concessions Payable [member] | Rumo Malha Paulista [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	19,576	48,139
Court Discussion [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	81,292	2,819,645
Lease	3,020,623
Leases and concessions	3,101,915
Court Discussion [member] | Rumo Malha Paulista [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable		1,535,470
Lease	1,695,770
Leases and concessions	1,695,770
Court Discussion [member] | Rumo Malha Oeste [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	81,292	R$ 1,284,175
Lease	1,324,853
Leases and concessions	1,406,145
Leases and Concessions Payable [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Leases and concessions	106,653
Leases and Concessions Payable [member] | Rumo Malha Sul [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Leases and concessions	60,761
Leases and Concessions Payable [member] | Rumo Malha Paulista [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Leases and concessions	45,892
Lease payable [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Lease	57,862
Lease payable [member] | Rumo Malha Sul [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Lease	31,546
Lease payable [member] | Rumo Malha Paulista [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Lease	R$ 26,316